Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Lease Income
Lease income for fiscal 2023, 2024 and 2025 are as follows:

	Millions of yen
	Fiscal Year ended March 31, 2023	Fiscal Year ended March 31, 2024	Fiscal Year ended March 31, 2025
Lease income – net investment in leases
Interest income	¥80,810	¥87,189	¥92,327
Other	2,568	2,500	3,849
Lease income – operating leases*	499,541	535,490	624,444

Total lease income	¥582,919	¥625,179	¥720,620

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥25,699 million, ¥20,960 million and ¥31,965 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥31,233 million, ¥32,481 million and ¥44,668 million for fiscal 2023, 2024 and 2025, respectively.

Net investment in lease direct financing and sales type
Net investment in leases at March 31, 2024 and 2025 consists of the following:

	Millions of yen
	March 31, 2024	March 31, 2025
Lease receivables*	¥1,124,232	¥1,132,186
Unguaranteed residual value	29,555	33,908
Initial direct costs	1,236	1,286

Total	¥1,155,023	¥1,167,380

*
Some lease contracts are subject to government assistance for the customers’ acquisition of leased assets, mainly for the purpose of environmental measures. This government assistance is accounted for as a reduction of lease receivables of lease contracts when the Company and its subsidiaries confirm receipt of cash. The amount of a reduction of lease receivables were ¥31,108 million and ¥32,357 million as of March 31, 2024 and 2025, respectively. Benefits of the government assistance are attributed to the customers by the reduced lease payments. Furthermore, remaining term of government assistance contracts ranges up to 14 years and 13 years as of March 31, 2024 and 2025, respectively. And when receiving the government assistance, restrictions mainly on disposal of property and duty of keeping documents occur for a certain period of time.

Investment in Operating Leases

Investment
in operating leases at March 31, 2024 and 2025 consists of the following:

	Millions of yen
	March 31, 2024	March 31, 2025
Transportation equipment	¥1,892,410	¥1,912,604
Measuring and information-related equipment	377,195	436,122
Real estate	308,989	364,004
Other	87,525	82,516

	2,666,119	2,795,246
Accumulated depreciation	(936,001)	(946,341)

Net	1,730,118	1,848,905
Right-of-use assets	87,359	73,518
Accrued rental receivables	54,230	46,248
Allowance for doubtful receivables on operating leases	(3,133)	(1,493)

Total	¥1,868,574	¥1,967,178

Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Lease
Costs of operating leases include depreciation and various expenses (insurance, property tax and other). Depreciation and various expenses for fiscal 2023, 2024 and 2025 are as follows:

	Millions of yen
	2023	2024	2025
Depreciation expenses	¥245,180	¥261,723	¥283,219
Various expenses	91,807	95,037	111,602

Total	¥336,987	¥356,760	¥394,821

Lease Receivables of the Operating Lease Contracts
Remaining lease receivables of net investment in leases (including residual value guarantees) range up to 17 years at March 31, 2025. Remaining lease receivables of the operating lease contracts range up to 56 years at March 31, 2025. At March 31, 2025, the amounts due in each of the next five years and thereafter are as follows:

	Millions of yen
Years ending March 31,	Net investment in leases	Operating leases
2026	¥480,728	¥405,914
2027	326,021	261,880
2028	214,855	173,012
2029	130,697	109,486
2030	73,476	62,653
Thereafter	54,129	147,762

Total lease payments	1,279,906	¥1,160,707

Less imputed interest	(147,720)

Total lease receivables	¥1,132,186

Component of Lease Expense
The component of lease expense for fiscal 2023, 2024 and 2025 are as follows:

	Millions of yen	Millions of yen	Millions of yen
	Year ended March 31, 2023	Year ended March 31, 2024	Year ended March 31, 2025
Finance lease cost
Depreciation expenses of right-of-use assets	¥536	¥580	¥574
Interest expenses of lease liabilities	150	84	67

	686	664	641

Operating lease cost	52,279	53,405	53,013
Short-term lease cost	2,742	3,048	2,997
Variable lease cost	1,297	2,721	4,339
Sublease income	(8,819)	(9,512)	(9,971)

Total	¥48,185	¥50,326	¥51,019

Cash Flow Information Related To Lease
Supplemental cash flow information related to leases for fiscal 2023, 2024 and 2025 are as follows:

	Millions of yen
	Year Ended March 31, 2023
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥150	¥50,369
Cash flows from financing activities	781	0

Right-of-use assets obtained in exchange for lease liabilities:	¥93	¥39,823

	Millions of yen
	Year Ended March 31, 2024
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥84	¥52,759
Cash flows from financing activities	664	0

Right-of-use assets obtained in exchange for lease liabilities:	¥1,481	¥27,427

	Millions of yen
	Year Ended March 31, 2025
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥67	¥52,277
Cash flows from financing activities	725	0

Right-of-use assets obtained in exchange for lease liabilities:	¥407	¥54,161

Balance Sheet Information Related to Lessee Leases

Supplemental balance
sheet information related to lessee leases at March 31, 2024 and 2025 are as follows:

	Millions of yen, except lease term and discount rate
	March 31, 2024
	Finance leases	Operating leases
Investment in Operating Leases	¥4,685	¥82,674
Property under Facility Operations	2,306	72,284
Office Facilities	293	94,932

Total right-of-use assets	7,284	249,890

Other Liabilities	7,877	252,344

Total lease liabilities	¥7,877	¥252,344

Weighted average remaining lease term	35 years	11 years

Weighted average discount rate	2.2%	1.7%

	Millions of yen, except lease term and discount rate
	March 31, 2025
	Finance leases	Operating leases
Investment in Operating Leases	¥4,634	¥68,883
Property under Facility Operations	1,863	99,201
Office Facilities	537	81,396

Total right-of-use assets	7,034	249,480

Other Liabilities	7,479	251,860

Total lease liabilities	¥7,479	¥251,860

Weighted average remaining lease term	35 years	12 years

Weighted average discount rate	2.0%	1.7%

Operating And Finance Lease Liability Maturity
At March 31, 2025, the amounts of lease liabilities related to lessee leases due in each of the next five years and thereafter are as follows:

	Millions of yen
Years ending March 31,	Finance leases	Operating leases
2026	¥558	¥52,560
2027	540	37,238
2028	523	30,826
2029	498	26,484
2030	425	23,057
Thereafter	7,960	115,482

Total lease payments	10,504	285,647

Less imputed interest	(3,025)	(33,787)

Total lease liabilities	¥7,479	¥251,860